Inventories	3 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Inventories

8. INVENTORIES

	December 31, 2024	September 30, 2024
Raw materials	71,836	61,693
Work in progress	56,257	49,398
Finished goods	591,481	513,716
Inventories	719,574	624,807

During the three months ended December 31, 2024 and 2023, inventories of €68.0 million and €54.9 million, respectively, were recognized as an expense in Cost of sales.

As part of the Cost of sales, write-downs of inventories during the three months ended December 31, 2024 and 2023 amounted to €3.0 million and €2.7 million, respectively.